Pay vs Performance Disclosure - USD ($)	4 Months Ended	6 Months Ended	12 Months Ended			24 Months Ended
	Dec. 28, 2024	Sep. 18, 2024	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 28, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Fiscal Year	Summary Compensation Table Total for PEO Kosta N. Kartsotis	Compensation Actually Paid to PEO Kosta N. Kartsotis	Summary Compensation Table Total for PEO Fogliato Franco	Compensation Actually Paid to PEO Fogliato Franco	Summary Compensation Table Total for PEO Boyer Jeffrey N	Compensation Actually Paid to PEO Boyer Jeffrey N	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	FOSL Total Shareholder Return	Net Income ($M)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2024	$1,161,703	$1,161,703	$4,572,040	$5,614,540	$1,359,664	$1,444,996	$1,016,294	$985,701	$18	$(106)
2023	$1,450,942	$1,450,942	$—	$—	$—	$—	$1,250,581	$712,032	$14.19	$(156.7)
2022	$—	$—	$—	$—	$—	$—	$1,509,719	$553,910	$41.89	$(43.5)

Columns (b) and (c). Mr. Kartsotis did not receive any compensation from the Company in fiscal year 2022 and Mr. Kartsotis has not been granted stock or option awards in any of the relevant fiscal years. Therefore, no adjustments to total compensation, as reported in the Summary Compensation Table (“SCT”), are required with respect to Mr. Kartsotis.

Columns (d) and (e). Mr. Fogliato joined the Company in September 2024.

Columns (f) and (g). Mr. Boyer served as Interim Chief Executive Officer from March 13, 2024 until September 18, 2024.

Columns (h) and (i). The following non-PEO NEOs are included in the average figures in Columns (h) and (i):

2022: Messrs. Boyer, Doshi, Hart and McKelvey

2023: Messrs. Boyer, Hart and McKelvey

2024: Messrs. Hart, McKelvey, Skobe and Ms. Lowenkron

The amounts shown in columns (c), (e), (g) and (i) do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable years. For information regarding the decisions made by our Compensation and Talent Management Committee in regard to the NEOs’ compensation for each fiscal year, please see (i) the Executive Compensation section of this Proxy Statement for fiscal year 2024 and the Executive Compensation section of the proxy statement for fiscal year 2023 and (ii) the Compensation Discussion and Analysis section of the proxy statement for fiscal year 2022.

Column (e). Reflects the “compensation actually paid” to Mr. Fogliato in 2024, as determined in accordance with SEC rules. Such amounts were computed by making the following adjustments to total compensation, as reported in the SCT, for 2024:

Amounts subtracted from the SCT total to calculate Compensation Actually Paid to Mr. Fogliato for 2024: include ($1,792,500) for the grant fair value of stock awards granted in 2024. Amounts added to (or subtracted from) the SCT total for 2024 also include: $2,835,000 for the fair value of stock awards that were granted in 2024 and remain outstanding at the end of the year.

Column (g). Reflects the “compensation actually paid” to Mr. Boyer in 2024, as determined in accordance with SEC rules. Such amounts were computed by making the following adjustments to total compensation, as reported in the SCT, for 2024:

Amounts subtracted from the SCT total to calculate Compensation Actually Paid to Mr. Boyer for 2024: include ($72,061) for the grant fair value of stock awards granted in 2024. Amounts added to (or subtracted from) the SCT total for 2024 also include: $166,716 for the fair value of stock awards that were granted in 2024 and remain outstanding at the end of the year; $41,461 for the change in fair value of stock awards that were granted in prior years and are still outstanding at the end of 2024; and ($50,784) for the change in fair value of stock awards that were granted in prior years and vested during 2024.

Column (i). Reflects the average “compensation actually paid” for our non-PEO NEOs in each of 2024, 2023 and 2022, as determined in accordance with SEC rules. Such amounts were computed by making the following adjustments to total compensation, as reported in the SCT, for each year:

Amounts subtracted from the average SCT total to calculate Average Compensation Actually Paid to the Non-PEO NEOs for the years 2024, 2023 and 2022, respectively, include ($16,709), ($327,913), and ($671,697) for the average date of grant fair value of stock awards granted in the fiscal year. Amounts added to (or subtracted from) the Average SCT for the years 2024, 2023 and 2022, respectively, also include: $16,864, $121,983 and $226,683 for the average fair value of stock awards that were granted in the year and remain outstanding at the end of the year; $12,435, ($167,878) and ($617,951) for the average change in fair value of stock awards that were granted in prior years and are still outstanding at the end of each respective year; ($29,837), ($132,169) and $107,155 for the average change in fair value of stock awards that were granted in prior years and vested during each respective year; ($13,347), $0 and $0 for the average fair value at the end of the prior fiscal year of any awards grants in prior years that failed to meet the vesting conditions during the fiscal year.

Column (j). For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of the Company for the measurement periods ended on the last day of each of fiscal years 2024, 2023 and 2022, respectively.

Column (k). Reflects “Net Income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for fiscal years 2024, 2023 and 2022.

Named Executive Officers, Footnote

Columns (b) and (c). Mr. Kartsotis did not receive any compensation from the Company in fiscal year 2022 and Mr. Kartsotis has not been granted stock or option awards in any of the relevant fiscal years. Therefore, no adjustments to total compensation, as reported in the Summary Compensation Table (“SCT”), are required with respect to Mr. Kartsotis.

Columns (d) and (e). Mr. Fogliato joined the Company in September 2024.

Columns (f) and (g). Mr. Boyer served as Interim Chief Executive Officer from March 13, 2024 until September 18, 2024.

Columns (h) and (i). The following non-PEO NEOs are included in the average figures in Columns (h) and (i):

2022: Messrs. Boyer, Doshi, Hart and McKelvey

2023: Messrs. Boyer, Hart and McKelvey

2024: Messrs. Hart, McKelvey, Skobe and Ms. Lowenkron

The amounts shown in columns (c), (e), (g) and (i) do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable years. For information regarding the decisions made by our Compensation and Talent Management Committee in regard to the NEOs’ compensation for each fiscal year, please see (i) the Executive Compensation section of this Proxy Statement for fiscal year 2024 and the Executive Compensation section of the proxy statement for fiscal year 2023 and (ii) the Compensation Discussion and Analysis section of the proxy statement for fiscal year 2022.

Peer Group Issuers, Footnote

Column (j). For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of the Company for the measurement periods ended on the last day of each of fiscal years 2024, 2023 and 2022, respectively.

Column (k). Reflects “Net Income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for fiscal years 2024, 2023 and 2022.

Adjustment To PEO Compensation, Footnote

Column (e). Reflects the “compensation actually paid” to Mr. Fogliato in 2024, as determined in accordance with SEC rules. Such amounts were computed by making the following adjustments to total compensation, as reported in the SCT, for 2024:

Amounts subtracted from the SCT total to calculate Compensation Actually Paid to Mr. Fogliato for 2024: include ($1,792,500) for the grant fair value of stock awards granted in 2024. Amounts added to (or subtracted from) the SCT total for 2024 also include: $2,835,000 for the fair value of stock awards that were granted in 2024 and remain outstanding at the end of the year.

Column (g). Reflects the “compensation actually paid” to Mr. Boyer in 2024, as determined in accordance with SEC rules. Such amounts were computed by making the following adjustments to total compensation, as reported in the SCT, for 2024:

Amounts subtracted from the SCT total to calculate Compensation Actually Paid to Mr. Boyer for 2024: include ($72,061) for the grant fair value of stock awards granted in 2024. Amounts added to (or subtracted from) the SCT total for 2024 also include: $166,716 for the fair value of stock awards that were granted in 2024 and remain outstanding at the end of the year; $41,461 for the change in fair value of stock awards that were granted in prior years and are still outstanding at the end of 2024; and ($50,784) for the change in fair value of stock awards that were granted in prior years and vested during 2024.

Non-PEO NEO Average Total Compensation Amount			$ 1,016,294	$ 1,250,581	$ 1,509,719
Non-PEO NEO Average Compensation Actually Paid Amount			$ 985,701	712,032	553,910
Adjustment to Non-PEO NEO Compensation Footnote

Column (i). Reflects the average “compensation actually paid” for our non-PEO NEOs in each of 2024, 2023 and 2022, as determined in accordance with SEC rules. Such amounts were computed by making the following adjustments to total compensation, as reported in the SCT, for each year:

Amounts subtracted from the average SCT total to calculate Average Compensation Actually Paid to the Non-PEO NEOs for the years 2024, 2023 and 2022, respectively, include ($16,709), ($327,913), and ($671,697) for the average date of grant fair value of stock awards granted in the fiscal year. Amounts added to (or subtracted from) the Average SCT for the years 2024, 2023 and 2022, respectively, also include: $16,864, $121,983 and $226,683 for the average fair value of stock awards that were granted in the year and remain outstanding at the end of the year; $12,435, ($167,878) and ($617,951) for the average change in fair value of stock awards that were granted in prior years and are still outstanding at the end of each respective year; ($29,837), ($132,169) and $107,155 for the average change in fair value of stock awards that were granted in prior years and vested during each respective year; ($13,347), $0 and $0 for the average fair value at the end of the prior fiscal year of any awards grants in prior years that failed to meet the vesting conditions during the fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount			$ 18	14.19	41.89
Net Income (Loss)			(106,000,000)	(156,700,000)	(43,500,000)
PEO Name	Mr. Fogliato	Mr. Boyer				Mr. Kartsotis
Kosta N. Kartsotis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,161,703	1,450,942	0
PEO Actually Paid Compensation Amount			1,161,703	1,450,942	0
Foligato Franco [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,572,040	0	0
PEO Actually Paid Compensation Amount			5,614,540	0	0
Boyer Jeffrey N [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,359,664	0	0
PEO Actually Paid Compensation Amount			1,444,996	0	0
PEO | Foligato Franco [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,792,500)
PEO | Foligato Franco [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,835,000
PEO | Boyer Jeffrey N [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(72,061)
PEO | Boyer Jeffrey N [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			166,716
PEO | Boyer Jeffrey N [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			41,461
PEO | Boyer Jeffrey N [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(50,784)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(16,709)	(327,913)	(671,697)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(29,837)	(132,169)	107,155
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,435	(167,878)	(617,951)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			16,864	121,983	226,683
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (13,347)	$ 0	$ 0